Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 24, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure Of Taxes [line items]
Tax amount in dispute		$ 11,552
Tax Liabilities		608	$ 1,545
Tax settlement, debts		2,462
Tax settlement amount paid		383
Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses		1,472	$ 2,660
Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates			25.00%
United States [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses		1,398	$ 2,370
Spain [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses		69	290
Tax settlement programs - PRT [member]
Disclosure Of Taxes [line items]
Tax amount in dispute		502
Tax Liabilities		1
Proceedings from tax settlement		502
Tax loss carry forwards		136
Tax settlement, debts		502
Special tax settlement programs - PERT [member]
Disclosure Of Taxes [line items]
Tax amount in dispute		2,203
Tax Liabilities		607
Legal proceedings tax settlement		1,977
Tax settlement decreased amount	$ 239	125
Tax settlement, debts		1,202		$ 226
Tax settlement, debts paid amount		$ 103
Tax liabilities settlement period		141 months
Impacts within the statement of income		$ 1,839
Tax debts after reliefs and tax effects		1,117
Reversals of deferred income tax assets for unused tax losses		711
Indexation charges		22
Non -tax debts settlement program - PRD [member]
Disclosure Of Taxes [line items]
Tax amount in dispute		340
Tax settlement, debts		227
Impacts within the statement of income			$ 164
Tax settlement amount		340
Tax settlement amount paid		227
Tax settlement amount payable		136
Withholding income taxes [member]
Disclosure Of Taxes [line items]
Tax amount in dispute		8,507
Tax settlement, debts		531
Impacts within the statement of income		351
Tax settlement amount		8,507
Tax settlement amount payable		$ 531
Social Contribution on Net Income (CSLL) [member] | Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates			9.00%
Brazilian federal settlement programs [member]
Disclosure Of Taxes [line items]
Tax amount in dispute			$ 11,552